Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Detail) $ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure of external credit grades [line items]
Corporate bonds issuance			$ 432,465,209	$ 842,945,159
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Original value	[1]	$ 400,000,000
Residual face value		400,000,000
Corporate bonds issuance			417,675,451	714,760,748
Non-subordinated – Class E [member]
Disclosure of external credit grades [line items]
Original value	[2]	17,000,000
Corporate bonds issuance				27,122,915
Non-subordinated – Class F [member]
Disclosure of external credit grades [line items]
Original value	[3]	$ 53,000,000
Corporate bonds issuance				90,199,407
Non-subordinated – Series XXXII
Disclosure of external credit grades [line items]
Original value	[4]		1,000,000
Residual face value			1,000,000
Corporate bonds issuance			$ 14,789,758	$ 10,862,089

[1]	On November 4, 2016, under the abovementioned Global Program, the Bank issued Subordinated Resettable Corporate Bonds, class A, at a fixed rate of 6.750% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date was November 4, 2021. As of the date of issuance of these consolidated Financial Statements, the reset rate was established until the maturity date at 6.643% as a result of the benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions. As the Bank had not exercised the option to fully or partially redeem the issuance on the reset date and under the conditions established in the pricing supplement, it was established up to maturity.
[2]	On May 2, 2022, under the abovementioned Global Program, the Bank issued Class E non-subordinated simple corporate bonds not convertible into shares, for a face value of USD 17,000,000 at a fixed rate of 1.45%, fully amortizable upon maturity (May 2, 2024), under the terms and conditions set forth in the price supplement dated April 21, 2022. Interest is paid quarterly on August 2, 2022, November 2, 2022, February 2, 2023, May 2, 2023, August 2, 2023, November 2, 2023, February 2, 2024, and May 2, 2024. At any time, according to the current regulations, particularly the BCRA’s foreign exchange regulations, the Bank may opt to redeem, Class E Corporate Bonds in full, not partially, at a price equal to (a) 102% of the outstanding principal if the Bank decides to make the redemption from the date of issuance and settlement through the term of 9 months therefrom, including the last business day; (b) 101% of outstanding principal if the Bank decides to make the redemption within the term starting 9 months after the date of issuance and settlement until the Class E maturity date, in all cases, along with the additional amount and accrued and unpaid interest, excluding the redemption date.
[3]	On October 31, 2023, under the abovementioned Global Program, the Bank issued Class F corporate bonds for a face value of USD 53,000,000 (fifty-three million US dollars) at a fixed rate of 5%, fully amortizable upon maturity (October 31, 2024), under the terms and conditions set forth in the price supplement dated October 24, 2023. Interest is paid semiannually on April 30, 2024, and at the expiration date. At any time, according to the current regulations, particularly the BCRA’s foreign exchange regulations, the Bank may opt to redeem Class F corporate bonds in full, but not partially, at a price equal to (a) 102% of the outstanding principal if the Bank decides to redeem the bonds between the date of issuance and settlement date through the term of 9 months therefrom, including the last business day; (b) 101% of outstanding principal if the Bank decides to redeem them within the term starting 9 months after the date of issuance and settlement through Class F corporate bonds maturity date; in any case, along with the additional amounts and accrued and unpaid interest, excluding the redemption date.
[4]	On February 29, 2008, the shareholders’ meeting of former Banco BMA SAU, now merged with Banco Macro SA, approved the presentation of a program for the issuance and placement of corporate bonds for USD 250,000,000 or its equivalent in other currencies. On April 30, 2008, the Board of Directors of the CNV authorized through resolution No. 15869 the entry of Banco Itaú Argentina SA into public offering regime through the issuance of corporate bonds for up to an amount of USD 250,000,000 or its equivalent in other currencies. On April 30, 2008, the CNV approved the Program Prospectus. On March 9, 2013, the shareholders’ meeting of former Banco BMA SAU resolved to extend the amount of the Corporate Bonds Program up to USD 350,000,000 or its equivalent in other currencies. On May 23, 2018, the CNV approved through resolution No. 19527 the increase in the amount and the extension of the Program. On March 14, 2022, under the abovementioned Program, former Banco BMA SAU issued non-subordinated corporate bonds Series XXXII at a fixed rate of 2.78% plus UVA adjustment, fully amortizable upon maturity (August 18, 2025). Interest is paid quarterly, in arrears.